INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2025 USD ($) Integer
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards | $	$ 26,485,942
Unrecognized Tax Benefits | $	$ 0
Number of Reportable Segments | Integer	1
Number of Operating Segments | Integer	1